Bank loans	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2022
Debt Disclosure [Abstract]
Bank loans

Note 12 — Bank loans

Bank loans consisted of the following:

	As of March 31,
	2024	2023

Unsecured loan from China Construction Bank wholly repayable within 1 year	$498,600	$218,400
Unsecured loan from China Construction Bank wholly repayable within 1 year	193,900	—
Unsecured loan from Bank of Beijing wholly repayable within 1 year	—	363,773
Unsecured loan from Bank of Beijing wholly repayable within 1 year	—	146,328
Unsecured loan from China Citic Bank wholly repayable within 1 year	—	291,200
Secured loan from China Construction Bank wholly repayable within 1 year	—	338,520
Unsecured loan from Ping An Bank wholly repayable within 1 year	378,798	—
Unsecured loan from Bank of Nanjing wholly repayable within 1 year	277,000	—
Unsecured loan from WeBank wholly repayable within 1 year	213,685	—

Total unsecured bank loan wholly repayable within 1 year	1,561,983	1,358,221

Secured loan from China Construction Bank wholly repayable more than 1 year	325,475	—
Total	$1,887,458	$1,358,221

 As of March 31, 2024, the outstanding loan from China Construction Bank of $498,600 (or RMB3,600,000) with annual interest rate of 3.85% was unsecured and denominated in RMB for a term of 12 months starting from May 22, 2023 to May 22 2024. Subsequent to March 31, 2024, the loan amount of RMB2,417,000 (approximately $334,700) was repaid and the balancing loan amount of RMB1,183,000 (approximately $163,900) was rolled over for another year.

 As of March 31, 2024, the outstanding loan from China Construction Bank of $193,900 (or RMB1,400,000) with annual interest rate of 3.85% was unsecured and denominated in RMB for a term of 12 months starting from May 10, 2023 to May 10, 2024. Subsequent to March 31, 2024, the loan amount of RMB150,000 (approximately $20,800) was repaid and the balancing loan amount of RMB1,250,000 (approximately $173,100) was rolled over for another year.

As of March 31, 2024, the outstanding loan from Ping An Bank of $378,798 (or RMB2,735,000) with annual interest rate of 5% over 1-year PRC prime lending rate was unsecured and denominated in RMB for a term of 12-month starting from August 31, 2023 to Augst 28, 2024. Subsequent to March 31, 2024, the loan was fully paid off.

As of March 31, 2024, the outstanding loan from Bank of Nanjing of $277,000 (or RMB2,000,000) with annual interest rate of 4% over 1-year PRC prime lending rate was unsecured and denominated in RMB for a term of 12-month starting from October 24, 2023 to October 23, 2024. Subsequent to March 31, 2024, the loan was fully paid off.

As of March 31, 2024, the outstanding loan from WeBank of $213,685 (or RMB1,542,857) with annual interest rate of 4.46% over 1-year PRC prime lending rate was unsecured and denominated in RMB for a term of 24-month starting from June 7, 2023 to June 5, 2025.

As of March 31, 2024, the outstanding loan from China Construction Bank of $325,475 (or RMB2,325,000) with an annual interest rate of 0.15% over the PRC 1-year prime lending rate, was secured by pledging the property of the Company’s CEO and executive director, Ms. Ting Ting Chang, and denominated in RMB for a term of 36 months. This facility of credit limit of RMB2,325,000 was obtained on May 18, 2023 and will be expired on May 18, 2026.

 As of March 31, 2023, the outstanding loan from China Construction Bank of $218,400 (or RMB1,500,000) with annual interest rate of 0.5% over 1-year PRC prime lending rate was unsecured and denominated in RMB for a term of 12 months starting from May 13, 2022 to May 13 2023.

As of March 31, 2023, the outstanding loan from Bank of Beijing of $363,773 (or RMB2,498,439) with annual interest rate of 1.65% over 1-year PRC prime lending rate was unsecured and denominated in RMB for a term of 12-month starting from June 7, 2022 to June 1, 2023.

As of March 31, 2023, the outstanding loan from Bank of Beijing of $146,328 (or RMB1,005,000) with annual interest rate of 2% over 1-year PRC prime lending rate was unsecured and denominated in RMB for a term of 12-month starting from June 2, 2022 to June 1, 2023.

As of March 31, 2023, the outstanding loan from China Citic Bank of $291,200 (or RMB2,000,000) with annual interest rate of 0.35% over 1-year PRC prime lending rate was unsecured and denominated in RMB for a term of 12-month starting from September 29, 2022 to September 29, 2023.

As of March 31, 2023, the outstanding loan from China Construction Bank of $338,520 (RMB2,325,000) with an annual interest rate of 4.4% was secured by a pledge of property of the Company’s CEO and executive director, Ms. Ting Ting Chang, and denominated in RMB for a term of 36 months. This RMB2,32,5000 credit facility was obtained on May 19, 2020 and expired on May 19, 2023. It carried a floating interest rate of 0.7% over the PRC 1-year loan prime rate.

The following is a schedule, by years, of maturities of loans as of March 31,2024:

2025	$1,561,983
2026	325,475
2027	—
2028	—
2029 and thereafter	—
$1,887,458

Interest expenses for the years ended March 31, 2024 and 2023 were $81,317 and $46,723, respectively.

Note 10 — Bank loans

Bank loans consisted of the following:

	As of March 31,
	2022	2021

Unsecured loan from China Construction Bank wholly repayable within 1 year	$257,997	$402,254
Unsecured loan from Bank of Beijing wholly repayable within 1 year	204,032	—
Total unsecured bank loan wholly repayable within 1 year	462,029	402,254

Secured loan from China Construction Bank wholly repayable more than 1 year	366,653	261,251
Total	$828,682	$663,505

As of March 31, 2022, the outstanding loan from China Construction Bank of $257,997 (or RMB 1,636,000) with annual interest rate of 3.8525% was unsecured and denominated in RMB for a term of 12 months. This facility of credit limit of RMB 1,636,000 was obtained on May 14, 2021 and will be expired on May 14, 2022, with floating interest rate charged at 0.25% over the PRC 1-year loan prime rate.

The outstanding loan from Bank of Beijing of $204,032 (or RMB 1,293,798) with annual interest rate of 4.8% was unsecured and denominated in RMB for a term of 5 months. This facility of credit limit of RMB 1,293,798 was obtained on May 25, 2021 and will be expired on May 24, 2022, with floating interest rate charged at 2% over the PRC 1-year loan prime rate.

As of March 31, 2022, the outstanding loan from China Construction Bank of $366,653 (or RMB 2,325,000) with annual interest rate of 4.4% was secured by pledging the property of the Company’s CEO and director, Ms. Ting Chang, and denominated in RMB for a term of 36 months. This facility of credit limit of RMB 2,325,000 was obtained on May 8, 2020 and will be expired on May 7, 2023, with floating interest rate charged at 0.7% over the PRC 1-year loan prime rate.

Interest expenses for the years ended March 31, 2022 and 2021 were $35,361 and $24,250, respectively.